File No. 2-67464

811-3015

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

☑	Registration Under the Securities Act of 1933

☐	Pre-Effective Amendment Number

☑	Post Effective Amendment Number 71

And/or

☑	Registration Statement Under the Investment Company Act of 1940

☑	Amendment No. 72

Ohio National Fund, Inc.

(Exact Name of Registrant)

One Financial Way

Montgomery, Ohio 45242

(Address of Principal Executive Offices)

(513) 794-6100

(Registrant’s Telephone Number)

Kimberly A. Plante, Secretary

Ohio National Fund, Inc.

One Financial Way

Montgomery, Ohio 45242

(Name and Address of Agent for Service)

Copy to:

Richard T. Choi

Carlton Fields Jorden Burt PA

1025 Thomas Jefferson Street, NW, Suite 400 East

Washington, DC 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☑	on September 18, 2015 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☑	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 71 is to delay the effective date of Post-Effective Amendment No. 70, which was filed on June 16, 2015 and was initially scheduled to become effective on August 21, 2015. The Parts A, B, and C of Post-Effective Amendment No. 70 are hereby incorporated by reference.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and that it has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Montgomery and the State of Ohio on the 19th day of August, 2015.

Ohio National Fund, Inc.

By:	/s/ Christopher A. Carlson
Christopher A. Carlson, President

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Christopher A. Carlson	President (Principal Executive Officer)	August 19, 2015
Christopher A. Carlson

* /s/ John J. Palmer	Director	August 19, 2015
John J. Palmer

/s/ R. Todd Brockman	Treasurer (Principal Financial and Accounting Officer)	August 19, 2015
R. Todd Brockman

* /s/ Geoffrey Keenan	Director	August 19, 2015
Geoffrey Keenan

* /s/ Madeleine W. Ludlow	Director	August 19, 2015
Madeleine W. Ludlow

* /s/ John I. Von Lehman	Director	August 19, 2015
John I. Von Lehman

* /s/ George M. Vredeveld	Director	August 19, 2015
George M. Vredeveld

* /s/ Kimberly A. Plante
Kimberly A. Plante, Attorney in fact pursuant to Powers of Attorney which have been filed herewith.